Financial instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
The following are the contractual maturities of financial obligations as at December 31, 2015:

	Carrying amount	Contractual cash flows	< 1 year	1-3 years	4-5 years	>5 years
Accounts payable and accrued liabilities	$57,454	$57,454	$57,454	$—	$—	$—
Unsecured subordinated debentures (1)	38,359	45,999	3,577	42,422	—	—
Senior financing (2)	9,123	9,428	6,303	1,804	669	652
Senior revolving financing (3)	10,859	11,423	282	11,141	—	—
Other bank financing (4)	3,312	3,612	1,968	238	91	1,315
Capital lease obligations	794	830	369	441	20	—
Operating lease commitments	—	56,535	3,334	8,021	9,413	35,767
Royalty payments (5)	—	14,393	1,360	1,950	1,950	9,133
	$119,901	$199,674	$74,647	$66,017	$12,143	$46,867

(1) Includes interest at 9%.
(2) Includes interest at rates disclosed in note 13(b) in effect at December 31, 2015.
(3) Includes interest at rates disclosed in note 13(c) in effect at December 31, 2015.
(4) Includes interest at rates disclosed in note 13(d) in effect at December 31, 2015.
(5) The Company is obligated to pay annual royalties equal to the greater of $1,164 (CDN$1,350) or 0.33% of the Company's gross annual revenue from all sources, including CWI, provided that gross revenue exceeds $12,693 (CDN$13,500) in any aforementioned fiscal year, until a total of $26,514 (CDN $28,189) has been paid.  The Company has assumed the minimum required payments.

Schedule of Foreign Exchange Contracts, Statement of Financial Position
The Company’s functional currency is the Canadian dollar. The U.S. dollar amount of financial instruments subject to exposure to foreign currency risk in the consolidated balance sheet  at December 31, 2015 is as follows:

U.S. dollars
Cash and cash equivalents	$15,289
Short-term investments	—
Accounts receivable	6,710
Accounts payable	4,604